Operating segment information (Details Textual) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Advertising and subscription business [Member]
Depreciation, Depletion and Amortization	¥ 52.3	¥ 69.4	¥ 48.9
Transaction services business [Member]
Depreciation, Depletion and Amortization	619.3	745.0	3.6
Digital marketing solutions [Member]
Depreciation, Depletion and Amortization	¥ 8.3	¥ 6.1	¥ 6.8